Results from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net operating revenues	$ 16,648	$ 9,341	$ 8,152
Income before income taxes	1,896	468	645
Income tax expense	675	187	252
Income from discontinued operations	$ 1,221	$ 281	$ 393